Direxion Monthly SP 500 Bull 1_75X Fund Expense Example - Direxion Monthly SP 500 Bull 1_75X Fund - Investor Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	$ 1,779